Cover	Sep. 19, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 19, 2019
Entity File Number	001-16129
Entity Registrant Name	FLUOR CORPORATION
Entity Central Index Key	0001124198
Entity Tax Identification Number	33-0927079
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6700 Las Colinas Blvd.
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	469
Local Phone Number	398-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	FLR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false